Main Accounting Practices - Schedule of Intangible Assets Restated (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Intangible Assets Restated [Line Items]
Amortization
Intangible asset net	$ 512,012	512,012		501,945
S,A,P [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		54,434		44,367
Intangible asset net	54,434	54,434		44,367
Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		457,578		457,578
Intangible asset net	$ 457,578	457,578		457,578
Other Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross			[1]		[2]
Revision of Prior Period, Adjustment [Member]
Schedule of Intangible Assets Restated [Line Items]
Amortization
Intangible asset net		(2,191,433)		(2,166,010)
Revision of Prior Period, Adjustment [Member] | S,A,P [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross
Revision of Prior Period, Adjustment [Member] | Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross
Revision of Prior Period, Adjustment [Member] | Other Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		(2,191,433)	[1]	(2,166,010)	[2]
Prior [Member]
Schedule of Intangible Assets Restated [Line Items]
Amortization
Intangible asset net		2,703,445		2,667,955
Prior [Member] | S,A,P [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		54,434		44,367
Prior [Member] | Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		457,578		457,578
Prior [Member] | Other Operational [Member]
Schedule of Intangible Assets Restated [Line Items]
Intangible asset gross		$ 2,191,433	[1]	$ 2,166,010	[2]

[1]	Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs
[2]	Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs